FEDERAL HOME LOAN BANK ADVANCES	12 Months Ended
Dec. 31, 2013
FEDERAL HOME LOAN BANK ADVANCES
FEDERAL HOME LOAN BANK ADVANCES

NOTE 6 - FEDERAL HOME LOAN BANK ADVANCES

At December 31, 2013 and 2012, maturities and weighted-average rate of FHLB advances by year of maturity were as follows:

	2013		2012
Maturity	Balance	Rate	Balance	Rate

2013	$—	—%	$5,000	2.45%
2014	5,000	1.90	5,000	1.90
2015	7,000	2.24	7,000	2.24
2016	5,000	2.55	5,000	2.55

	$17,000	2.23%	$22,000	2.28%

The advances are fixed rate, payable upon maturity date, and also subject to a prepayment penalty equivalent to the unpaid interest cash flows at rates effective at the time of the prepayment.  The advances were collateralized by $68,469 and $66,012 of first mortgage loans under a blanket lien arrangement at December 31, 2013 and December 31, 2012. Based on this collateral and the Company’s holdings of FHLB stock, the Company is eligible to borrow an additional $51,469 at December 31, 2013.